Details of expense relating to defined benefit plans (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure - Details of expense relating to defined benefit plans [Abstract]
Current service cost	₩ 392,820	₩ 378,930	₩ 315,811
Interest cost	79,524	67,104	63,808
Expected return on plan assets	(31,307)	(23,612)	(22,557)
Loss from settlement	(1,055)	(706)	(641)
Defined benefit	₩ 439,982	₩ 421,716	₩ 356,421